UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-PX
ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21409
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Pioneer Municipal High Income Advantage Trust
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(Exact name of registrant as specified in charter)

60 State Street Boston, MA  02109
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(Address of principal executive offices)

Terrence J. Cullen
60 State Street
Boston, MA  02109
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(Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 742-7825

Date of fiscal year end:  March 31

Date of reporting period:  July 1, 2013 to June 30, 2014

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Pioneer Municipal High Income Advantage Trust

By (Signature and Title)  /s/ Mark D. Goodwin
                         -------------------------
                         Mark D. Goodwin, Executive Vice President

Date  August 20, 2014

=================== Pioneer Muni High Income Advantage Trust ===================

CASA GRANDE REG. MEDICAL CENTER

Ticker:                      Security ID:  147073AE0
Meeting Date: MAY 08, 2014   Meeting Type: Written Consent
Record Date:  APR 01, 2014

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     The Plan                                For       For          Management

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DUTCHESS COUNTY NY INDL DEV AGY

Ticker:                      Security ID:  267041FF3
Meeting Date: APR 23, 2014   Meeting Type: Written Consent
Record Date:  MAR 17, 2014

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     To Accept The Plan                      None      For          Management
2     Opt Out Release                         None      For          Management

========== END NPX REPORT